Note 9 - Share Capital	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
9.	Share capital

Authorized

Unlimited common shares

Equity Issuances

On
March 17, 2020,
the Company completed a public offering raising total gross proceeds of
$35
million. The Company issued
11,290,323
common shares at
$3.10
per share and issued a
15%
overallotment option to the underwriters. The Company paid commission to the agents totaling
$2.5
million, share issuance costs of
$0.5
million and issued
790,323
warrants to the agents exercisable into
one
common share of the Company at an exercise price of
$3.10
for a period of
24
months. The fair value of the warrants issued was determined to be
$0.5
million.

On
April 15, 2020,
the Company announced the full exercise of the overallotment option, issuing an additional
1,693,548
common shares at
$3.10
per share for additional proceeds of
$5.3
million. The Company paid commission to the agents totaling
$368
thousand, share issuance costs of
$32
thousand and issued
118,723
warrants to the agents exercisable into
one
common share of the Company at an exercise price of
$3.10
expiring on
March 17, 2022.
The fair value of the warrants issued was determined to be
$69
thousand.

On
December 30, 2020,
the Company entered into a sales agreement with SVB Leerink acting as sales agent, pursuant to which the Company may,
from time to time sell, through at-the-market (“ATM”) on the NASDAQ such number of common shares as would have an aggregate offering price of up to
US$25.0
million (the ATM Offering). The Company plans to use the net proceeds of the ATM offering for general corporate purposes including, but not
limited to working capital expenditures, research and development expenditures, and clinical trial expenditures. As of
March 31, 2021,
the Company has issued
1,398,357
common shares raising total gross proceeds of
$7.1
million to date. Costs associated with setting up the ATM are approximately
$0.5
million. The Company recorded the total costs associated with the offering as a reduction in share capital, net of gross proceeds.

Calculation of loss per share

Loss per common share is calculated using the weighted average number of common shares outstanding. For the year ended
March 31, 2021
and
2020,
the calculation was as follows:

	2021	2020
Common shares issued and outstanding, beginning of year	46,799,828	28,578,137
Shares issued in March/April 2020 financing	1,623,950	431,870
Shares issued in October 2019 financing	-	2,407,314
ATM issuances	182,226	-
Effect of warrants and options exercised	1,055,772	482,319
Weighted average common shares issued and outstanding, end of year	49,661,776	31,899,640
Common shares issued and outstanding, end of year	53,547,709	46,799,828

The effect of any potential exercise of the Company's stock options and warrants outstanding during the year has been excluded from the calculation of diluted loss per common share as it would be anti- dilutive.